Offerings - Offering: 1	Aug. 15, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Fixed-to-Floating Rate Senior Notes due 2029
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,000,000,000.